[LETTERHEAD OF THACHER PROFFITT & WOOD LLP]





April 5, 2006



BY EDGAR
--------

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C.  20549

Attention: Jennifer Williams/Susan Min

                  Citigroup Mortgage Loan Trust, Inc.
                  Registration Statement on Form S-3/A relating to Mortgage Pass-Through Certificates and Mortgage-Backed Notes, to be combined with Registration Statement No. 333-127834 pursuant to Rule 429
                  ------------------------------------------------------------

Ladies and Gentlemen:

         On behalf of Citigroup Mortgage Loan Trust, Inc (the "Registrant"), we have caused to be filed with you electronically under EDGAR, the captioned registration statement on Form S-3/A. In addition, we have been advised that payment of the filing fee, in the amount of $2,140,000.00 has been paid to you.

         The objective of the above-captioned Registration Statement is to register $20 billion of additional shelf capacity. Please do not hesitate to contact us with any questions you may have.

         If you require any additional information, please call the undersigned at (212) 912-7550.

                                                     Very truly yours,

                                                     /s/ Mark A. Russo

                                                     Mark A. Russo